SHAREHOLDERS’ EQUITY - Summary of Other Comprehensive (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders equity [line items]
Beginning balance	$ 3,344.6	$ 3,039.3	$ 2,824.3
Other comprehensive income (loss)	165.7	(114.3)	36.1
Ending balance	3,812.0	3,344.6	3,039.3
Post-employment benefit
Shareholders equity [line items]
Beginning balance	(41.1)	(46.0)	(41.5)
Other comprehensive income (loss)	0.8	4.9	(4.5)
Ending balance	(40.3)	(41.1)	(46.0)
Cumulative translation adjustment
Shareholders equity [line items]
Beginning balance	(201.7)	(116.8)	(151.0)
Other comprehensive income (loss)	142.3	(84.9)	34.2
Ending balance	(59.4)	(201.7)	(116.8)
Financial instruments
Shareholders equity [line items]
Beginning balance	(14.4)	10.1	2.8
Other comprehensive income (loss)	15.1	(24.5)	7.3
Ending balance	0.7	(14.4)	10.1
Other comprehensive (loss)
Shareholders equity [line items]
Beginning balance	(257.2)	(152.7)	(189.7)
Other comprehensive income (loss)	158.2	(104.5)	37.0
Ending balance	$ (99.0)	$ (257.2)	$ (152.7)